Accounting information and policies - Principal foreign exchange rates used in translation of financial statements (Detail)	12 Months Ended
	Jun. 30, 2019 $ / £ € / £	Jun. 30, 2018 $ / £ € / £	Jun. 30, 2017 $ / £ € / £
US dollar
Foreign exchange rates [abstract]
Income statement and cash flows | $ / £	1.29	1.35	1.27
Assets and liabilities | $ / £	1.27	1.32	1.30
Euro
Foreign exchange rates [abstract]
Income statement and cash flows | € / £	1.13	1.13	1.16
Assets and liabilities | € / £	1.12	1.13	1.14